Operating Right-of-use asset, net (Details)	6 Months Ended
Sep. 30, 2022 USD ($)
Operating Right-of-use asset, net
Total right-of-use assets, at cost	$ 164,566
Less: accumulated amortization	(52,694)
Increase decrease in accumulated amortization right of use assets	(55,119)
Accumulated amortization on exchange rate translation	2,425
Increase decrease on right of use assets	162,141
Exchange rate translation on right of use assets	2,425
Right-of-use assets, net	217,260
Shenzhen Wan
Operating Right-of-use asset, net
Total right-of-use assets, at cost	$ 217,260